Schedule II - Valuation and Qualifying Accounts - (Details) - Allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Allowance for doubtful accounts, beginning balance	$ 663	$ 984	$ 300
Charged to costs and expenses	8,236	101	750
Deductions	(7,350)	(422)	(66)
Allowance for doubtful accounts, ending balance	$ 1,549	$ 663	$ 984